Annual Total Returns (Vanguard Health Care Index Fund - ETF Shares ETF) (Vanguard Health Care Index Fund, Vanguard Health Care Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Annual Total Return
2012	19.10%
2011	10.57%
2010	5.75%
2009	22.01%
2008	(23.50%)
2007	7.80%
2006	6.62%
2005	8.24%